Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false
Entity Central Index Key	0001516912
Entity Registrant Name	Origin Bancorp, Inc.
EBP 003
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false
Entity Central Index Key	0001516912
Entity Registrant Name	Origin Bancorp, Inc.